Morgan Creek - Exos SPAC Originated ETF
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.7%
Agriculture - 1.4%
AppHarvest, Inc. (a)	23,735	$434,350

Auto Manufacturers — 6.0%
Arrival Group (a)(b)	10,135	162,768
Canoo, Inc. (a)	46,698	421,683
Fisker, Inc. (a)	28,061	483,210
Lordstown Motors Corp. - Class A (a)	31,261	367,942
XL Fleet Corp. (a)	43,819	393,495
		1,829,098
Auto Parts & Equipment — 6.6%
Luminar Technologies, Inc. (a)	23,317	566,836
QuantumScape Corp. (a)	12,265	548,859
Romeo Power, Inc. (a)	51,396	428,129
Velodyne Lidar, Inc. (a)	39,762	453,287
		1,997,111

Building Materials — 0.5%
View, Inc. (a)	22,327	165,220

Chemicals — 2.1%
Danimer Scientific, Inc. (a)	16,969	640,580

Commercial Services - 2.5%
Paya Holdings, Inc. - Class A (a)	52,265	572,824
Paysafe Ltd. (a)(b)	14,652	197,802
		770,626
Computers — 1.6%
Desktop Metal, Inc. - Class A (a)	31,927	475,712

Electrical Components & Equipment — 2.0%
ChargePoint Holdings, Inc. (a)	22,927	612,151

Energy - Alternate Sources — 2.0%
Eos Energy Enterprises, Inc. (a)	30,314	597,792

Entertainment - 4.1%
DraftKings, Inc. - Class A (a)	10,025	614,833
Rush Street Interactive, Inc. (a)	37,990	620,757
		1,235,590
Food - 4.1%
Tattooed Chef, Inc. (a)	30,713	596,754
Utz Brands, Inc.	26,739	662,860
		1,259,614
Healthcare Products - 3.7%
Butterfly Network, Inc. (a)	36,185	608,994
DermTech, Inc. (a)	9,933	504,497
		1,113,491

Pre-Combination Special Purpose Acquisition Companies - 31.7%
Ajax I - Class A (a)(b)	20,005	205,251
Altimeter Growth Corp. - Class A (a)(b)	17,997	210,565
Apex Technology Acquisition Corp. - Class A (a)	17,059	189,014
Apollo Strategic Growth Capital - Class A (a)(b)	23,105	228,740
ArcLight Clean Transition Corp. - Class A (a)(b)	11,020	197,038
Artius Acquisition, Inc. - Class A (a)(b)	20,648	208,545
Atlas Crest Investment Corp. - Class A (a)	18,053	181,433
Avanti Acquisition Corp. - Class A (a)(b)	22,910	223,831
Bluescape Opportunities Acquisition Corp. - Class A (a)(b)	21,519	214,114
Bridgetown Holdings Ltd. - Class A (a)(b)	17,400	188,790
CC Neuberger Principal Holdings II - Class A (a)(b)	22,098	217,886
Churchill Capital Corp. II - Class A (a)	23,007	230,070
Churchill Capital Corp. IV - Class A (a)	7,924	183,678
CM Life Sciences, Inc. - Class A (a)	11,306	168,346
Cohn Robbins Holdings Corp. - Class A (a)(b)	22,381	220,005
Conx Corp. - Class A (a)	22,658	225,900
Decarbonization Plus Acquisition Corp. - Class A (a)	17,997	188,789
dMY Technology Group, Inc. II - Class A (a)	12,640	185,934
Dragoneer Growth Opportunities Corp. - Class A (a)(b)	20,794	211,059
E.Merge Technology Acquisition Corp. - Class A (a)	22,757	221,881
Foley Trasimene Acquisition Corp. - Class A (a)	23,306	233,992
FTAC Olympus Acquisition Corp. - Class A (a)(b)	19,087	201,750
GO Acquisition Corp. - Class A (a)	22,636	222,965
Gores Holdings V, Inc. - Class A (a)	22,605	225,598
GS Acquisition Holdings Corp. II - Class A (a)	19,007	198,243
Horizon Acquisition Corp. - Class A (a)(b)	22,442	221,727
Hudson Executive Investment Corp. - Class A (a)	21,214	210,443
Jaws Acquisition Corp. - Class A (a)(b)	16,646	220,559
Landcadia Holdings III, Inc. (a)	22,388	224,104
Northern Genesis Acquisition Corp. (a)	11,707	190,941
Pershing Square Tontine Holdings Ltd. (a)	8,230	197,602
RedBall Acquisition Corp. - Class A (a)(b)	22,190	220,790
Reinvent Technology Partners - Class A (a)(b)	18,897	191,805
Ribbit LEAP Ltd. - Class A (a)(b)	17,303	190,333
Silver Spike Acquisition Corp. - Class A (a)(b)	10,535	193,423
Social Capital Hedosophia Holdings Corp. IV - Class A (a)(b)	16,216	177,727
Social Capital Hedosophia Holdings Corp. V - Class A (a)(b)	12,141	208,218
Social Capital Hedosophia Holdings Corp. VI - Class A (a)(b)	17,137	183,537
Stable Road Acquisition Corp. - Class A (a)	12,301	162,742
Star Peak Energy Transition Corp. - Class A (a)	7,186	191,004
Supernova Partners Acquisition Co. II Ltd. (a)(b)	22,299	223,882
Thoma Bravo Advantage (a)(b)	19,913	208,091
TPG Pace Beneficial Finance Corp. - Class A (a)(b)	9,718	190,278
TPG Pace Tech Opportunities Corp. - Class A (a)(b)	21,556	213,620
Vesper Healthcare Acquisition Corp. - Class A (a)	21,519	232,405
VG Acquisition Corp. - Class A (a)(b)	19,430	197,603
Vy Global Growth - Class A (a)(b)	20,996	212,480
		9,646,731
Insurance — 1.6%
MetroMile, Inc. (a)	48,024	494,167

Internet - 3.5%
Open Lending Corp. - Class A (a)	16,821	595,800
Opendoor Technologies, Inc. (a)	22,034	466,900
		1,062,700

Leisure Time - 3.6%
OneSpaWorld Holdings Ltd. (b)	52,436	558,443
Virgin Galactic Holdings, Inc. (a)	17,962	550,176
		1,108,619
Machinery, Construction & Mining — 2.0%
Vertiv Holdings Co.	30,849	616,980

Media— 1.6%
CuriosityStream, Inc. (a)	35,439	480,198

Mining — 1.8%
MP Materials Corp. (a)	14,968	538,100

Oil & Gas — 2.1%
Magnolia Oil & Gas Corp. - Class A (a)	55,299	634,833

Pharmaceuticals — 2.5%
AdaptHealth Corp. (a)	20,312	746,669

Software — 8.7%
BTRS Holdings, Inc. (a)	33,591	486,062
Hims & Hers Health, Inc. (a)	42,779	565,966
Porch Group, Inc. (a)	33,513	593,180
Skillz, Inc. (a)	19,812	377,220
Verra Mobility Corp. (a)	46,558	630,163
		2,652,591
TOTAL COMMON STOCKS (Cost $36,189,550)		29,112,923

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.2%
Broadmark Realty Capital, Inc.	62,698	655,821
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $669,763)		655,821

SHORT-TERM INVESTMENTS — 1.9%
U.S. Treasury Bills - 1.9%	Principal Amount
0.01%, 08/12/2021 (c)	68,000	67,997
0.02%, 08/19/2021 (c)	106,000	105,993
0.02%, 09/02/2021 (c)	42,000	41,996
0.02%, 09/09/2021 (c)	361,000	360,970
0.02%, 09/16/2021 (c)	16,000	15,998
TOTAL SHORT-TERM INVESTMENTS (Cost $592,931)		592,954

TOTAL INVESTMENTS — 99.8% (Cost $37,452,244)		30,361,698
Other Assets in Excess of Liabilities — 0.2%		50,588
NET ASSETS — 100.0%		$30,412,286

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the effective yield as of March 31, 2021.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$29,112,923	$-	$-	$29,112,923
REITs	655,821	-	-	655,821
U.S. Treasury Bills	-	592,954	-	592,954
Total Investments - Assets	$29,768,744	$592,954	$-	$30,361,698

* See the Schedule of Investments for industry classifications.